UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:	Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SMASh SERIES EC FUND

FORM N-Q
January 31, 2008

Notes to Schedule of Investments (unaudited)

Investment in SMASh Series EC Portfolio, at value $37,089,189.

1. Organization and Significant Accounting Policies

SMASh Series EC Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series EC Portfolio (the “Portfolio”), a series of Master Portfolio Trust, a management investment company that has the same investment objective as the Fund.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each such affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investments in the Portfolio reflects the Fund’s proportionate interest (99.99% at January 31, 2009) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Recent Accounting Pronouncement

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

SMASh Series EC Portfolio

Schedule of Investments (unaudited)	January 31, 2009

Face
Amount†	Security	Value
CORPORATE BONDS & NOTES — 53.8%
CONSUMER DISCRETIONARY — 6.1%
Auto Components — 0.3%
200,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$91,000
	Visteon Corp., Senior Notes:
47,000	8.250% due 8/1/10	8,695
121,000	12.250% due 12/31/16 (a)	13,915
	Total Auto Components	113,610
Automobiles — 0.9%
520,000	Ford Motor Co., Notes, 7.450% due 7/16/31	117,000
1,360,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	197,200
	Total Automobiles	314,200
Diversified Consumer Services — 0.2%
100,000	Education Management LLC/Education Management Finance Corp., Senior
	Subordinated Notes, 10.250% due 6/1/16	83,500
Hotels, Restaurants & Leisure — 0.6%
240,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	94,800
40,000	Denny's Holdings Inc., Senior Notes, 10.000% due 10/1/12	32,600
50,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	26,250
	Station Casinos Inc., Senior Notes:
100,000	6.000% due 4/1/12	19,500
260,000	7.750% due 8/15/16	50,700
	Total Hotels, Restaurants & Leisure	223,850
Household Durables — 0.2%
80,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	70,800
Internet & Catalog Retail — 0.0%
10,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	7,950
Leisure Equipment & Products — 1.2%
680,000	Eastman Kodak Co., 7.250% due 11/15/13	459,000
Media — 2.0%
50,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	39,250
130,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (c)	23,400
125,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	63,125
300,000	CSC Holdings Inc., Senior Notes, 6.750% due 4/15/12	290,250
100,000	Dex Media West LLC/Dex Media Finance Co., Senior Notes, 8.500% due 8/15/10	64,500
75,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes,
	8.375% due 3/15/13	75,750
150,000	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	138,750
495,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	17,944
85,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17	8,925
	Total Media	721,894
Multiline Retail — 0.5%
	Dollar General Corp.:
40,000	Senior Notes, 10.625% due 7/15/15	40,000
100,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)	92,500
150,000	Neiman Marcus Group Inc., Senior Secured Notes, 7.125% due 6/1/28	69,750
	Total Multiline Retail	202,250
Specialty Retail — 0.2%
80,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	40,800

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount†	Security	Value
Specialty Retail — 0.2% (continued)
50,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	$22,750
	Total Specialty Retail	63,550
	TOTAL CONSUMER DISCRETIONARY	2,260,604
CONSUMER STAPLES — 0.6%
Beverages — 0.2%
80,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	80,000
Tobacco — 0.4%
	Alliance One International Inc., Senior Notes:
50,000	8.500% due 5/15/12	39,750
130,000	11.000% due 5/15/12	113,750
	Total Tobacco	153,500
	TOTAL CONSUMER STAPLES	233,500
ENERGY — 5.8%
Energy Equipment & Services — 0.4%
150,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	105,750
50,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	36,250
	Total Energy Equipment & Services	142,000
Oil, Gas & Consumable Fuels — 5.4%
190,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	138,700
	Chesapeake Energy Corp., Senior Notes:
150,000	6.875% due 1/15/16	129,375
325,000	6.250% due 1/15/18	263,250
	El Paso Corp.:
31,000	Medium-Term Notes, 7.750% due 1/15/32	24,180
600,000	Senior Subordinated Notes, 7.000% due 6/15/17	552,000
80,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due
	8/1/66 (d)	50,460
110,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	92,950
520,000	Intergas Finance BV, Bonds, 6.375% due 5/14/17 (a)	309,400
75,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	56,250
70,000	Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17 (a)	51,100
50,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	40,250
	Williams Cos. Inc.:
331,000	Debentures, 7.500% due 1/15/31	270,410
38,000	Notes, 8.750% due 3/15/32	34,851
	Total Oil, Gas & Consumable Fuels	2,013,176
	TOTAL ENERGY	2,155,176
FINANCIALS — 15.1%
Commercial Banks — 4.2%
470,000	HSBK Europe BV, 9.250% due 10/16/13 (a)	345,450
	ICICI Bank Ltd., Subordinated Bonds:
470,000	6.375% due 4/30/22 (a)(d)	265,889
380,000	6.375% due 4/30/22 (a)(d)	221,819
	TuranAlem Finance BV, Bonds:
1,400,000	8.250% due 1/22/37 (a)	573,398
330,000	8.250% due 1/22/37 (a)	143,550
	Total Commercial Banks	1,550,106
Consumer Finance — 9.9%
	Ford Motor Credit Co.:
55,000	Notes, 7.375% due 10/28/09	49,305
	Senior Notes:
1,000,000	9.750% due 9/15/10	825,635
330,000	9.875% due 8/10/11	245,495

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount†	Security	Value
Consumer Finance — 9.9% (continued)
1,500,000	12.000% due 5/15/15	$1,110,633
150,000	8.000% due 12/15/16	89,929
	GMAC LLC:
6,000	7.500% due 12/31/13 (a)	3,543
7,000	8.000% due 12/31/18 (a)	2,767
583,000	8.000% due 11/1/31 (a)	349,843
	Senior Notes:
126,000	6.000% due 4/1/11 (a)	95,710
379,000	6.875% due 9/15/11 (a)	298,549
405,000	6.000% due 12/15/11 (a)	299,797
126,000	6.625% due 5/15/12 (a)	92,037
260,000	SLM Corp., Senior Notes, 1.319% due 7/26/10 (d)	229,565
	Total Consumer Finance	3,692,808
Diversified Financial Services — 0.9%
50,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (a)	33,750
54,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)	51,975
50,000	Leucadia National Corp., Senior Notes, 7.125% due 3/15/17	37,000
50,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to
	yield 12.761% due 10/1/15	42,500
190,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	170,050
	Total Diversified Financial Services	335,275
Real Estate Management & Development — 0.1%
170,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	20,400
	TOTAL FINANCIALS	5,598,589
HEALTH CARE — 1.3%
Health Care Providers & Services — 1.3%
	HCA Inc.:
10,000	Debentures, 7.500% due 11/15/95	4,072
200,000	Notes, 6.375% due 1/15/15	141,000
	Senior Secured Notes:
50,000	9.125% due 11/15/14	48,125
27,000	9.250% due 11/15/16	25,853
146,000	9.625% due 11/15/16 (b)	123,005
73,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	59,130
155,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(d)	78,275
	Total Health Care Providers & Services	479,460
Pharmaceuticals — 0.0%
50,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(e)	250
	TOTAL HEALTH CARE	479,710
INDUSTRIALS — 2.4%
Aerospace & Defense — 0.5%
170,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	43,350
150,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	149,437
	Total Aerospace & Defense	192,787
Airlines — 0.2%
33,649	Continental Airlines Inc., 8.388% due 5/1/22	21,535
120,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	42,600
	Total Airlines	64,135
Building Products — 0.5%
185,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	165,575

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount†	Security	Value
Commercial Services & Supplies — 0.5%
100,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes,
	9.500% due 2/15/13	$87,000
80,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	51,000
60,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15(a)	47,100
	Total Commercial Services & Supplies	185,100
Electrical Equipment — 0.1%
80,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	36,400
Industrial Conglomerates — 0.0%
	Sequa Corp., Senior Notes:
20,000	11.750% due 12/1/15 (a)	8,100
21,372	13.500% due 12/1/15 (a)(b)	7,587
	Total Industrial Conglomerates	15,687
Road & Rail — 0.4%
270,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	142,088
Trading Companies & Distributors — 0.2%
40,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	24,000
100,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	50,500
	Total Trading Companies & Distributors	74,500
Transportation Infrastructure — 0.0%
75,000	Swift Transportation Co., Senior Secured Notes, 9.899% due 5/15/15 (a)(d)	6,375
	TOTAL INDUSTRIALS	882,647
INFORMATION TECHNOLOGY — 0.7%
IT Services — 0.6%
320,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	219,200
Software — 0.1%
80,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	42,000
	TOTAL INFORMATION TECHNOLOGY	261,200
MATERIALS — 4.3%
Chemicals — 0.1%
200,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	7,000
50,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (f)	47,107
	Total Chemicals	54,107
Metals & Mining — 3.5%
850,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	531,250
240,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	199,475
50,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	33,750
50,000	Noranda Aluminium Holding Corp., Senior Notes, 8.345% due 11/15/14 (b)(c)(d)	7,750
100,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	56,500
100,000	Ryerson Inc., Senior Secured Notes, 12.250% due 11/1/15 (a)	63,000
	Steel Dynamics Inc., Senior Notes:
105,000	7.375% due 11/1/12	95,025
35,000	7.750% due 4/15/16 (a)	28,175
35,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	12,775
420,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	283,500
	Total Metals & Mining	1,311,200
Paper & Forest Products — 0.7%
180,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11(a)	130,500
220,000	NewPage Corp., Senior Secured Notes, 9.443% due 5/1/12 (d)	75,900

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount†	Security	Value
Paper & Forest Products — 0.7% (continued)
130,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	$37,050
	Total Paper & Forest Products	243,450
	TOTAL MATERIALS	1,608,757
TELECOMMUNICATION SERVICES — 6.9%
Diversified Telecommunication Services — 6.6%
80,000	Frontier Communications Corp., Senior Notes, 7.875% due 1/15/27	59,700
90,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500%
	due 5/1/15 (c)(e)	900
70,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	67,287
1,000,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14 (a)	940,000
180,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	131,400
75,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	61,125
225,000	Qwest Communications International Inc., 7.250% due 2/15/11	213,750
900,000	Vimpel Communications, Loan Participation Notes,, 8.375% due 4/30/13 (a)	661,500
200,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	169,000
110,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	98,450
30,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	29,700
	Total Diversified Telecommunication Services	2,432,812
Wireless Telecommunication Services — 0.3%
100,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	116,500
	TOTAL TELECOMMUNICATION SERVICES	2,549,312
UTILITIES — 10.6%
Electric Utilities — 0.1%
50,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	51,250
Gas Utilities — 0.3%
120,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes,
	6.875% due 12/15/13	111,300
Independent Power Producers & Energy Traders — 10.2%
	AES Corp., Senior Notes:
697,000	7.750% due 3/1/14	667,377
80,000	7.750% due 10/15/15	75,400
1,000,000	8.000% due 6/1/20 (a)	915,000
80,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	62,400
100,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	84,500
	Edison Mission Energy, Senior Notes:
50,000	7.750% due 6/15/16	48,250
10,000	7.000% due 5/15/17	9,350
20,000	7.200% due 5/15/19	18,250
155,000	7.625% due 5/15/27	126,713
	Energy Future Holdings, Senior Notes:
10,000	10.875% due 11/1/17 (a)	7,950
2,000,000	11.250% due 11/1/17 (a)(b)	1,170,000
165,630	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	153,622
	NRG Energy Inc., Senior Notes:
60,000	7.250% due 2/1/14	57,450
150,000	7.375% due 2/1/16	143,250
100,000	7.375% due 1/15/17	94,000
	TXU Corp., Senior Notes:
200,000	5.550% due 11/15/14	105,130
30,000	6.500% due 11/15/24	10,811

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount†		Security	Value
Independent Power Producers & Energy Traders — 10.2% (continued)
35,000		6.550% due 11/15/34	$12,028
		Total Independent Power Producers & Energy Traders	3,761,481
		TOTAL UTILITIES	3,924,031
		TOTAL CORPORATE BONDS & NOTES
		(Cost — $28,586,338)	19,953,526
COLLATERALIZED SENIOR LOANS — 5.7%
CONSUMER DISCRETIONARY — 1.7%
Media— 1.7%
495,000		Charter Communications Operating LLC, Term Loan B, 3.360% due 3/15/14 (d)	379,912
500,000		Univision Communications Inc., Term Loan B, 2.659% due 9/15/14 (d)	265,893
		TOTAL CONSUMER DISCRETIONARY	645,805
HEALTH CARE — 2.3%
Health Care Providers & Services — 2.3%
		Community Health Systems Inc.:
24,327		Delayed Draw Term Loan, 2.720% due 7/2/14 (d)	20,687
475,673		Term Loan B, 4.445% due 7/2/14 (d)	404,500
498,728		HCA Inc., Term Loan B, 6.012% due 11/1/13 (d)	413,774
		TOTAL HEALTH CARE	838,961
INFORMATION TECHNOLOGY — 0.6%
IT Services — 0.6%
365,375		First Data Corp., Term Loan, 3.139% due 10/15/14 (d)	232,470
MATERIALS — 1.1%
Paper & Forest Products — 1.1%
464,045		Georgia-Pacific Corp., Term Loan B1, 2.058% due 12/23/13 (d)	401,689
		TOTAL COLLATERALIZED SENIOR LOANS
		(Cost — $2,422,105)	2,118,925
SOVEREIGN BONDS — 7.9%
Brazil — 4.4%
		Brazil Nota do Tesouro Nacional:
2,377,000	BRL	10.000% due 7/1/10	1,008,697
1,500,000	BRL	10.000% due 1/1/12	614,946
		Total Brazil	1,623,643
Canada — 0.1%
49,944	CAD	Government of Canada, Bonds, 4.000% due 12/1/31	52,461
France — 2.6%
740,000	EUR	Government of France, Bonds, 3.750% due 4/25/17	958,631
Germany — 0.8%
219,000	EUR	Bundesrepublik Deutschland, Bonds, 3.750% due 1/4/15	295,547
		TOTAL SOVEREIGN BONDS
		(Cost — $3,487,277)	2,930,282
U.S. GOVERNMENT & AGENCY OBLIGATION — 3.3%
U.S. Government Agency — 3.3%
1,200,000		Federal Home Loan Bank (FHLB), Bonds, 4.500% due 10/9/09
		(Cost - $1,234,445)	1,230,437

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Shares	Security	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
	General Motors Corp.
600	(Cost - $15,000)	$6,894
PREFERRED STOCKS — 0.3%
FINANCIALS — 0.3%
Consumer Finance — 0.3%
362	Preferred Blocker Inc., 7.000% (a)
	(Cost - $93,114)	90,364
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $35,838,279)	26,330,428
Face
Amount†

SHORT-TERM INVESTMENTS — 11.1%
U.S. Government Agency — 1.1%
435,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.351%
	due 5/18/09 (g)(h)(i)
	(Cost-$434,556)	434,613
Repurchase Agreements — 10.0%
1,834,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated
	1/30/09, 0.210% due 2/2/09; Proceeds at maturity - $1,834,032 (Fully
	collateralized by U.S. government agency obligation, 0.000% due
	11/16/09; Market value - $1,870,680)	1,834,000
1,866,000	Morgan Stanley tri-party repurchase agreement dated 1/30/09, 0.170% due
	2/2/09; Proceeds at maturity - $1,866,026; (Fully collateralized by U.S.
	government agency obligation, 5.100% due 9/10/12; Market value - $1,903,321)	1,866,000
	Total Repurchase Agreements
	(Cost— $3,700,000)	3,700,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost— $4,134,556)	4,134,613
	TOTAL INVESTMENTS — 82.1% (Cost — $39,972,835#)	30,465,041
	Other Assets in Excess of Liabilities — 17.9%	6,627,778

	TOTAL NET ASSETS — 100.0%	$37,092,819

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
(e)	Security is currently in default.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	Rate shown represents yield-to-maturity.
(i)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	- Euro
GMAC	- General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series EC Portfolio (the "Portfolio") is a separate investment series of the Master Portfolio Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the"1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interest in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in securities	$30,465,041	$97,258	$30,367,783	-
Other financial instruments*	(3,064,817)	236,513	(3,301,330)	-
Total	$27,400,224	$333,771	$27,066,453	-

* Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse change in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates, as a substitution for buying and selling securities and as a cash flow technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit Default Swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement, would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of value from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Notes to Schedule of Investments (unaudited) (continued)

Implied spreads are the theoretical price a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values particularly in relation to the notional amount of the contract, as well as the annual payment rate serve as an indication of the current status of the payment/performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Other Risks. Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$268,881
Gross unrealized depreciation	(9,776,675)
Net unrealized depreciation	$(9,507,794)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2009, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain(Loss)
Contracts to Buy:
Euro Bundes Obligationer	41	3/09	$6,534,474	$6,424,486	$(109,988)
German Euro Bundes Obligationer	52	3/09	7,673,037	7,697,008	23,971
Libor	43	3/09	7,342,725	7,635,355	292,630
					$206,613
Contracts to Sell:
U.S. Treasury 10-Year Notes	20	3/09	$2,483,338	$2,453,438	$29,900
Net Unrealized Gain on Open Futures Contracts					$236,513

At January 31, 2009, the Portfolio had the following open forward foreign currency contracts:

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain(Loss)
Contracts to Buy:
British Pound	20,000	$28,877	2/3/09	$(551)
British Pound	373,716	539,590	2/3/09	(7,288)
Canadian Dollar	69,190	56,035	2/3/09	565
Euro	35,000	44,818	2/3/09	(2,331)
Euro	420,000	537,810	2/3/09	(19,648)
Euro	500,000	640,250	2/3/09	(32,693)
Euro	229,010	293,247	2/3/09	(9,824)
Euro	876,558	1,122,432	2/3/09	(13,587)
Euro	733,000	938,606	2/3/09	(10,628)
Japanese Yen	84,593,220	941,651	2/3/09	97,475
Japanese Yen	1,036,780	11,541	2/3/09	81
				$1,571
Contracts to Sell:
British Pound	373,716	$539,590	2/3/09	$92,349
British Pound	20,000	28,877	2/3/09	(777)
British Pound	373,716	539,214	5/12/09	7,010
Canadian Dollar	69,190	56,035	2/3/09	1,551
Canadian Dollar	69,190	56,030	5/12/09	(529)
Euro	700,000	896,350	2/3/09	28,924
Euro	229,010	293,247	2/3/09	9,470
Euro	533,000	682,506	2/3/09	(10,068)
Euro	1,331,558	1,705,060	2/3/09	194,940
Euro	229,010	292,951	5/12/09	9,479
Euro	876,558	1,121,300	5/12/09	11,870
Euro	733,000	937,659	5/12/09	9,611
Japanese Yen	85,630,000	953,192	2/3/09	(48,920)

				$304,910
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$306,481

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2009, the Portfolio had the following open swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

			PERIODIC
			PAYMENTS		UPFRONT
			RECEIVED		PREMIUMS
SWAP COUNTERPARTY	NOTIONAL	TERMINATION	BY THE	MARKET	PAID/	UNREALIZED
(REFERENCE ENTITY)	AMOUNT(2)	DATE	PORTFOLIO‡	VALUE(3)	(RECEIVED)	DEPRECIATION

Barclay's Capital Inc. (CDX North			2.750%
America Crossover Index)	$392,000	6/20/12	quarterly	$(88,783)	$(16,809)	$(71,974)
Barclay's Capital Inc. (CDX North			2.750%
America Crossover Index)	588,000	6/20/12	quarterly	(133,175)	(28,937)	(104,238)
Barclay's Capital Inc. (CDX North			3.750%
America Crossover Index)	5,820,000	12/20/12	quarterly	(1,362,020)	(364,801)	(997,219)
Barclay's Capital Inc. (CDX North			2.750%
America Crossover Index)	882,000	6/20/12	quarterly	(199,763)	-	(199,763)
Barclay's Capital Inc. (CDX North			3.750%
America Crossover Index)	4,850,000	12/20/12	quarterly	(1,135,016)	(437,741)	(697,275)
Barclay's Capital Inc. (CDX North			2.250%
America Crossover Index)	5,820,000	12/20/12	quarterly	(1,404,759)	(373,318)	(1,031,441)
Barclay's Capital Inc. (CDX North			3.750%
America Crossover Index)	3,686,000	12/20/12	quarterly	(862,612)	(356,711)	(505,901)
Net unrealized depreciation on sales of credits default swaps on credit indices						$(3,607,811)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡ Percentage shown is an annual percentage rate.

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.		EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 24, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: March 24, 2009